UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.7% (100.0% of Total Investments)

	Alabama – 3.9% (2.5% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,437,052
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	3,976,520
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,964,780
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,188,340
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,231,438
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	11,363,040
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,934,304
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,064,160
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
34,625	Total Alabama			34,159,634
	Alaska – 1.4% (0.9% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,008,400
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,043,547
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	8,404,095
	Series 2006A, 5.000%, 6/01/32
14,535	Total Alaska			12,456,042
	Arizona – 2.0% (1.3% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB+	512,070
660	5.250%, 12/01/25	12/15 at 100.00	BBB+	673,246
9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	9,787,360
	2010A, 5.000%, 7/01/40
7,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	6,807,338
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
17,980	Total Arizona			17,780,014
	Arkansas – 0.2% (0.1% of Total Investments)
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	2,021,380
	Series 2005B, 5.000%, 2/01/25
	California – 22.6% (14.8% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	6,919,228
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	9,430,500
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
3,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,538,885
	2013S-4, 5.250%, 4/01/53 (WI/DD, Settling 8/06/13)
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,585,922
	Series 2005, 4.750%, 10/01/28 (UB)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,511,145
	2006, 5.000%, 11/01/30
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	5,647,262
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A+	8,664,090
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,572,571
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,578,270
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	530,387
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
2,140	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,964,477
825	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA–	757,334
790	9.461%, 2/15/20 (IF) (5)	No Opt. Call	AA–	725,260
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,960,187
	5.000%, 11/15/42 (UB)
4,930	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A2	5,169,154
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,120,180
	2010A-1, 6.000%, 3/01/35
3,130	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa2	3,275,420
905	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	946,187
	California State, General Obligation Bonds, Series 2004:
1,160	5.125%, 2/01/25	2/14 at 100.00	A1	1,185,532
10,000	5.125%, 2/01/26	2/14 at 100.00	A1	10,215,000
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,652,841
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB–	4,685,680
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,408,200
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	8,409,051
	Option Bond Trust 3175, 13.529%, 5/15/14 (IF)
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	3,771,911
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	2,584,756
	2006B, 0.000%, 8/01/26 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	6,127,597
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,561,800
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,142,270
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,092,450
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	15,477,439
	5.000%, 7/01/41
395	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	445,197
3,635	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,599,582
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
14,430	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	18,515,999
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	5,260,450
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	325,469
	2013A, 5.750%, 6/01/48
2,570	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A1 (4)	2,574,780
	5.000%, 8/15/22 (Pre-refunded 8/15/13) – NPFG Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa2	412,660
445	5.000%, 9/01/23	9/15 at 102.00	Baa2	451,457
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	3,613,260
	NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	3,551,119
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	2,263,690
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	13,975,416
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	A	5,775,130
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,187,630
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,181,680
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,560,479
270,370	Total California			200,904,984
	Colorado – 2.3% (1.5% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+ (4)	2,658,600
	2004, 5.000%, 12/01/21 (Pre-refunded 12/01/14) – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	716,496
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,114,503
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,000,580
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	813,624
	5.000%, 3/01/25
1,670	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,703,901
	(Alternative Minimum Tax)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,466,012
	5.000%, 11/15/43
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	A	6,821,375
	NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	268,315
	Activity Bonds, Series 2010, 6.000%, 1/15/41
34,050	Total Colorado			20,563,406
	Connecticut – 0.9% (0.6% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,224,248
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	A1	2,398,103
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – NPFG Insured
3,665	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,336,359
	2013A, 4.000%, 4/01/39
7,905	Total Connecticut			7,958,710
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,005,320
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 2.8% (1.8% of Total Investments)
2,545	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/13 at 100.00	AA+	2,549,454
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	11,653,890
5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A,	10/20 at 100.00	AA–	5,148,300
	5.000%, 10/01/39
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,148,318
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,363,681
	Tender Option Bond Trust 1731, 11.771%, 10/01/30 – AMBAC Insured (IF) (5)
22,515	Total District of Columbia			24,863,643
	Florida – 11.5% (7.5% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	2,945,409
	Series 2005, 5.000%, 4/01/24
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding	10/21 at 100.00	AA+	2,143,720
	Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	8,065,680
	Series 2003A, 5.375%, 10/01/16 – NPFG Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	10/16 at 100.00	N/R	5,399,838
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	8,260,240
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	2,881,567
	Miami Issue, Series 2012A, 5.000%, 4/01/42
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A–	19,242,030
	4.500%, 7/01/33 – AMBAC Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
1,000	5.000%, 10/01/29 (Alternative Minimum Tax)	No Opt. Call	A	1,003,580
1,800	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	1,783,512
7,890	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	7,917,773
	5.000%, 10/01/41
1,800	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	1,770,120
	5.000%, 10/01/37
11,100	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	11,250,960
	5.000%, 7/01/42
5,325	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	Aa3	5,375,321
	10/01/42 (WI/DD, Settling 8/02/13)
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,878,352
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,879,177
12,690	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A–	12,725,659
	2012B, 5.000%, 7/01/42
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,541,844
	8/01/22 – AGM Insured
101,630	Total Florida			102,064,782
	Georgia – 1.6% (1.1% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	2,706,743
	Building, Series 2004, 5.250%, 5/01/24 – NPFG Insured
1,900	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	No Opt. Call	Aa2	1,936,898
	5.250%, 1/01/20 – AGM Insured
4,125	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	Aa2 (4)	4,212,326
	5.250%, 1/01/20 (Pre-refunded 1/01/14) – AGM Insured
5,010	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	5,676,981
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
13,660	Total Georgia			14,532,948
	Hawaii – 1.1% (0.7% of Total Investments)
	Hawaii State, General Obligation Bonds, Series 2003DA:
5,000	5.250%, 9/01/21 – NPFG Insured	9/13 at 100.00	AA	5,020,350
5,000	5.250%, 9/01/21 – NPFG Insured	9/13 at 100.00	Aa2	5,021,000
10,000	Total Hawaii			10,041,350
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,100,331
600	5.250%, 9/01/37	9/16 at 100.00	BB+	558,534
2,785	Total Idaho			2,658,865
	Illinois – 12.4% (8.1% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	A+	8,181,556
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	7,552,200
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	A+	5,961,302
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	A+	10,645,500
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	A+	6,261,300
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,879,420
	5.250%, 12/01/40
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,170,627
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	13,698,519
8,810	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	2/14 at 100.00	A	8,819,867
	Power Company, Series 1994A, 5.700%, 2/01/24 – NPFG Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	1,091,643
3,000	5.250%, 11/15/23 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	3,118,980
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB–	838,619
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,500,611
6,970	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	6,899,115
	5.000%, 10/01/51
1,055	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,066,194
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,178,399
	18.067%, 1/01/21 (IF) (5)
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	CCC	436,250
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	10,199,800
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	5,174,625
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A (4)	3,545,233
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A (4)	1,145,535
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	4,023,900
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
124,165	Total Illinois			110,389,195
	Indiana – 0.7% (0.4% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	Aaa	2,101,340
	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,208,907
	2012A, 5.000%, 5/01/42
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,465,200
	5.000%, 12/01/37
5,765	Total Indiana			5,775,447
	Iowa – 1.3% (0.9% of Total Investments)
1,650	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AA+ (4)	1,763,784
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	8,129,900
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,643,600
13,650	Total Iowa			11,537,284
	Kansas – 0.7% (0.5% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AAA	6,168,360
	(Pre-refunded 3/01/14)
	Kentucky – 2.0% (1.3% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,050,382
	Medical Health System, Series 2010A, 6.500%, 3/01/45
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	9,626,889
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,258,485
1,270	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,320,889
1,335	5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,388,493
16,810	Total Kentucky			17,645,138
	Louisiana – 3.7% (2.4% of Total Investments)
2,345	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,166,311
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
115	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	120,951
1,055	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,109,596
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,015,500
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,897,498
	Series 2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	4,763,741
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,295,760
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,386,358
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,699,500
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	930,409
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,808,014
32,565	Total Louisiana			33,193,638
	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	2,176,174
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	504,540
	Center, Series 2011, 6.000%, 7/01/25
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,051,140
	Hospital, Series 2008, 5.750%, 1/01/33
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	3,284,127
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
735	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/14 at 100.00	Aaa	735,911
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
8,850	Total Maryland			8,751,892
	Massachusetts – 4.7% (3.1% of Total Investments)
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,308,993
	5.000%, 11/01/43
805	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	807,689
	5.000%, 10/01/48
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,075,828
	University Issue, Series 2009A, 5.750%, 7/01/39
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	712,040
	5.125%, 7/01/41
3,820	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	3,899,876
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006, 4.375%,	8/16 at 100.00	AAA	13,052,650
	8/01/36 (UB)
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	Aa1 (4)	430,351
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	6,350,128
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,533,616
	8/01/46 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	6,804,788
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
40,845	Total Massachusetts			41,975,959
	Michigan – 3.4% (2.3% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	2,429,176
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,076,920
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	3,919,278
	5.500%, 7/01/41
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3 (4)	10,099,500
	5.000%, 10/15/23 (Pre-refunded 10/15/13) – NPFG Insured
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	1,041,990
	2011-I-A, 5.375%, 10/15/41
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	5,007,860
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	822,041
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	3,305,785
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	868,352
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
30,365	Total Michigan			30,570,902
	Minnesota – 4.3% (2.8% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	13,824,311
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	2,055,540
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	(Pre-refunded 2/15/14)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,108,060
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/13 at 100.00	A	90,081
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,574,550
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,618,650
	Series 2005, 6.000%, 11/15/25
13,815	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	15,777,144
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
35,600	Total Minnesota			38,048,336
	Mississippi – 0.8% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	7,164,300
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 0.8% (0.5% of Total Investments)
1,035	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass	10/22 at 100.00	AA+	1,066,402
	Transit Sales Tax Appropriation Refunding Bonds, Series 2013A, 5.000%, 10/01/44 (WI/DD,
	Settling 8/01/13)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	2,004,500
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	506,545
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,751,219
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,662,623
6,760	Total Missouri			6,991,289
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	2,428,769
	2, Series 2006A, 20.414%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 1.7% (1.1% of Total Investments)
8,800	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	9,576,424
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	2,931,741
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,644,408
	5.000%, 6/01/42
14,100	Total Nevada			15,152,573
	New Jersey – 5.3% (3.5% of Total Investments)
190	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Caa1	165,296
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	4,021,706
2,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	2,200,660
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1 (4)	396,630
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	811,048
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,513,086
	2006A, 5.250%, 12/15/20
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A+	7,820,963
	5.500%, 6/15/31
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	4,009,939
7,585	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	7,768,936
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	9,621,742
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	1,409,259
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,130	4.500%, 6/01/23	6/17 at 100.00	B1	2,921,573
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,459,740
45,200	Total New Jersey			47,120,578
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA–	6,494,182
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 14.6% (9.6% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,217,160
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	797,250
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	4,967,376
	2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,131,031
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,543,425
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	AA–	1,037,220
500	5.250%, 7/01/24	7/14 at 100.00	AA–	517,395
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	AA+ (4)	1,069,711
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,074,122
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,494,921
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,477,902
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	6,130,306
	2/15/47 – NPFG Insured
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	6,240,180
	2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	7,528,920
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	5,340,400
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	4,581,900
	5/01/33 – NPFG Insured
15,280	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	6,074,411
	2012A, 0.000%, 11/15/32
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	4,053,465
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	6,007,443
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	753,990
	5.000%, 11/15/41
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,277,426
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,135,157
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,518,252
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,422,663
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,312,875
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
	New York City, New York, General Obligation Bonds, Fiscal Series 2003D:
5,325	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa2 (4)	5,380,487
7,175	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	AA (4)	7,249,764
95	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	10/13 at 100.00	AA	95,313
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	8,511,708
6,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,293,040
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
5,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA+	5,044,250
1,630	17.236%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,687,702
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	10/13 at 100.00	Baa1	611,065
	6.500%, 6/01/35
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,654,575
	2004A-1, 5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AA–	4,890,315
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,469,690
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
139,570	Total New York			129,592,810
	North Carolina – 0.9% (0.6% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,730,243
	Bonds, Series 2008, Trust 1149, 15.159%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,061,246
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	868,780
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
3,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	A1	3,038,385
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
8,400	Total North Carolina			7,698,654
	Ohio – 4.7% (3.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
250	5.125%, 6/01/24	6/17 at 100.00	B–	208,590
2,850	5.875%, 6/01/30	6/17 at 100.00	B	2,276,894
6,345	5.750%, 6/01/34	6/17 at 100.00	B	4,829,497
6,285	5.875%, 6/01/47	6/17 at 100.00	B	4,703,631
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	4,528,782
	Series 2013, 5.000%, 6/15/43
16,820	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt	1/23 at 100.00	AA	17,109,977
	Series 2013A, 5.000%, 1/01/38 (UB) (5)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,064,350
	Series 2011A, 5.375%, 12/01/30
4,425	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,389,025
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,155,139
	Convertible Series 2013A-3, 0.000%, 2/15/36 (WI/DD, Settling 8/15/13)
46,480	Total Ohio			41,265,885
	Oklahoma – 2.6% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,047,197
	5.375%, 9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,757,145
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	2/17 at 100.00	A+	6,933,845
1,335	5.000%, 2/15/42	2/17 at 100.00	A+	1,350,272
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,049,852
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	143,385
	System, Series 2008, Trust 3500, 8.530%, 6/15/30 (IF)
22,903	Total Oklahoma			23,281,696
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (4)	1,144,588
	5.000%, 5/01/24 (Pre-refunded 5/01/15) – AGM Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,654,375
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,798,963
	Pennsylvania – 2.9% (1.9% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	4,754,869
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	896,239
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,670	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,756,907
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,058,060
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	4,798,343
	Bonds, Series 2010A, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,670,859
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA–	4,688,083
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA–	4,920,612
25,295	Total Pennsylvania			25,543,972
	Puerto Rico – 0.3% (0.2% of Total Investments)
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	102,015
	0.000%, 8/01/38
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	39,300
75	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	9,178
325	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	37,144
1,330	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	140,554
2,725	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	171,975
100	0.000%, 8/01/56	No Opt. Call	AA–	5,375
2,500	5.250%, 8/01/57	8/17 at 100.00	AA–	2,364,100
7,855	Total Puerto Rico			2,869,641
	Rhode Island – 1.2% (0.8% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	10/13 at 100.00	BBB+	1,020,898
9,770	6.250%, 6/01/42	10/13 at 100.00	BBB–	9,778,598
10,790	Total Rhode Island			10,799,496
	South Carolina – 2.8% (1.9% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	9,175,677
	GROWTH, Series 2004, 5.250%, 12/01/24 (Pre-refunded 12/01/14)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	5,175,003
3,595	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	3,655,037
1,865	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	1,896,146
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	1,883,626
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	2,495,544
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	972,554
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
24,240	Total South Carolina			25,253,587
	Tennessee – 1.8% (1.2% of Total Investments)
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	2,308,859
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,533,376
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,306,193
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,226,100
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	408,081
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,300	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	3,237
3,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	7,470
24,775	Total Tennessee			15,793,316
	Texas – 17.6% (11.5% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/13 at 100.00	N/R	5,562,500
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,140,000
	5.000%, 11/15/43
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	8,686,803
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CC	139,664
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,634,425
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	726,589
	5.000%, 1/01/43
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	3,634,649
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,565,300
	5.000%, 1/01/36
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	7,815,852
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,446,835
	5.000%, 11/01/42
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	8,536,140
	11/01/42 (Alternative Minimum Tax)
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA	3,635,060
	Trust 2013- 9A, 18.033%, 4/01/53 (WI/DD, Settling 8/01/13) (IF)
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	3,851,000
	2001B, 5.250%, 11/15/40 – NPFG Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	5,186,300
	5.250%, 5/15/25 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,108,960
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	13,776,974
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB–	2,051,820
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB–	2,814,980
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	3,914,560
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
810	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	No Opt. Call	A1	813,029
	5.250%, 5/15/24 – AMBAC Insured
5,420	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,516,042
5,650	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	5,939,054
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA	1,378,289
8,470	0.000%, 9/01/45	9/31 at 100.00	AA	6,199,362
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	11,129,580
	Option Bond Trust 1124, 7.685%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	114,920
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	12,149,165
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,840	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/13 at 102.00	Aa1	1,898,402
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	955,940
	2012, 5.000%, 12/15/31
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.725%, 4/01/28 (IF)	4/17 at 100.00	Aaa	4,108,435
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	15,149,250
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	N/R (4)	2,385,284
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
171,190	Total Texas			155,965,163
	Virginia – 0.9% (0.6% of Total Investments)
4,530	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,561,484
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	921,441
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,807,332
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
8,620	Total Virginia			8,290,257
	Washington – 4.0% (2.6% of Total Investments)
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,341,031
	5.375%, 12/01/20 (Pre-refunded 12/01/14) – NPFG Insured
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	9,907,500
	Series 2013A, 5.000%, 5/01/43
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,078,169
	Series 2010, 5.500%, 12/01/39
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
1,525	6.500%, 6/01/26	10/13 at 100.00	A3	1,541,546
2,715	6.625%, 6/01/32	10/13 at 100.00	Baa1	2,748,042
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	4,514,940
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,493,608
39,090	Total Washington			35,624,836
	Wisconsin – 3.1% (2.0% of Total Investments)
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,486,783
	Series 2009, 5.875%, 2/15/39
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	10/13 at 100.00	A	9,011,340
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,053,739
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	865,133
	Healthcare, Series 2006, 5.000%, 5/01/32
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	4,807,937
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,981,100
	Healthcare System, Series 2006A, 5.250%, 8/15/34
	Wisconsin State, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AA	181,256
130	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	134,607
	Wisconsin State, General Obligation Bonds, Series 2004-3:
1,545	5.250%, 5/01/19 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,602,907
1,135	5.250%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,177,540
27,310	Total Wisconsin			27,302,342
	Wyoming – 0.4% (0.3% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	3,583,872
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,491,288	Total Municipal Bonds (cost $1,338,076,652)			1,357,083,410

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 265	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 66,089
76	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	15,262
$ 341	Total Corporate Bonds (cost $9,996)				81,351
	Total Investments (cost $1,338,086,648) – 152.7%				1,357,164,761
	Floating Rate Obligations – (10.8)%				(95,614,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (45.8)% (9)				(407,000,000)
	Other Assets Less Liabilities – 3.9%				34,436,746
	Net Assets Applicable to Common Shares – 100%				$ 888,987,507

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,357,083,410	$ —	$1,357,083,410
Corporate Bonds	—	—	81,351	81,351
Total	$ —	$1,357,083,410	$81,351	$1,357,164,761

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,245,102,873.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 57,955,256
Depreciation	(41,578,683)
Net unrealized appreciation (depreciation) of investments	$ 16,376,573

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an coupon rate of 5.500% maturing on
July 15, 2019 and the second with an coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 30.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013